VictoryShares WestEnd Global Equity ETF Investment Strategy - VictoryShares WestEnd Global Equity ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, has a policy to invest at least 80% of its assets in the shares of exchange-traded funds (“ETFs”) that invest in equity securities. The Fund’s investments in an ETF will count toward its “80%” policy to the extent that, at the time of purchase of the shares of the ETF, the ETF has a policy to invest 80% or more of its assets in equity securities. The Fund will invest in securities of issuers without restriction as to market capitalization.Under normal circumstances, the Fund will invest at least 40% of its net assets (plus any borrowings for investment purposes) in ETFs that invest primarily in securities of issuers outside of the United States. During periods of unfavorable market conditions, the Fund may reduce its exposure to ETFs that invest primarily in securities of issuers outside of the United States, but typically will invest between 20%-40% of its net assets (plus any borrowings for investment purposes) in ETFs that invest primarily in securities of issuers outside of the United States.The Fund considers an ETF to be invested primarily in securities of issuers outside of the United States if, at the time of purchase, the ETF has a policy to invest 80% or more of its assets in securities of issuers that are not deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States.Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. WestEnd Advisors, LLC (“WestEnd”), an investment franchise of the Adviser, is responsible for the day-to-day investment management of the Fund.In selecting ETFs for the Fund’s portfolio, WestEnd analyzes the overall economies in developed and emerging market countries and regions (e.g., Western Europe, Asia/Pacific, and the United Kingdom), including their markets, businesses, consumers, and governments. WestEnd then examines economic factors of these countries and regions such as interest rates, inflation, price levels, rates of economic growth, national income, gross domestic product, and unemployment, among others. WestEnd refers to these factors as “macroeconomic” factors. Using this investment approach, WestEnd seeks to achieve favorable returns by investing in ETFs in particular regions or sectors (or avoiding investments in particular regions or sectors) based on its evaluation of these macroeconomic factors.In identifying potential ETF investments for the Fund’s portfolio, WestEnd considers several factors including, among others, longevity of the investment adviser of an ETF, how long the ETF has traded, assets under management, the index tracked by the ETF, the ETF’s fees, the ETF’s liquidity, the liquidity of the ETF’s underlying holdings, the ETF’s bid/ask spread and fluctuation in premium/discount to NAV, and the ETF’s tracking error. After identifying potential ETFs for investment, WestEnd selects ETFs for the Fund primarily based on: 1) market exposure of securities held in the ETF; 2) the ETF’s cost structure; and 3) the liquidity of the ETF’s underlying securities and the liquidity of the ETF itself.WestEnd allocates the Fund’s investments in ETFs that focus on particular regions and sectors that it believes will most benefit from those economic conditions. Similarly, it avoids investments in ETFs that focus in particular regions or sectors when it believes they are less likely to benefit from those conditions.WestEnd invests in portfolio ETFs with reference to the GICS® classification framework for its U.S. sector investments. The GICS® classification framework identifies 11 sectors. The Fund typically will hold ETFs in four to eight sectors at a given time, but may own each of the 11 sectors at some point over the course of a full economic cycle.The Fund will engage in frequent trading of its portfolio securities.